INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	February 28,	May 31,
	2022	2021
Raw materials	$427,198	$344,085
Finished goods	1,915,410	883,967
Total	$2,342,608	$1,228,052

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	May 31,	May 31,
	2021	2020
Raw materials	$344,085	$134,697
Finished goods	883,967	440,545
Total	$1,228,052	$575,242